Expense Example (Invesco Global Equity Fund, Class Institutional, Invesco Global Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Global Equity Fund | Class Institutional, Invesco Global Equity Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 99
3 Years	309
5 Years	536
10 Years	$ 1,190